Net Loss Per Share - Schedule of Earnings Per Share Basic And Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						6 Months Ended				12 Months Ended
	Jun. 30, 2023		Mar. 31, 2023	Jun. 30, 2022		Mar. 31, 2022	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (3,669)		$ (5,262)	$ (902)		$ (1,004)	$ (8,931)		$ (1,906)		$ (23,013)		$ (4,596)
Weighted-average shares outstanding - basic	14,932,866	[1]		7,238,767	[1]		13,984,625	[1]	7,238,767	[1]	8,211,256	[2]	7,238,767	[2]
Basic net loss per share	$ (0.25)			$ (0.12)			$ (0.64)		$ (0.26)		$ (2.8)		$ (0.63)
Weighted-average shares outstanding - diluted	14,932,866	[1]		7,238,767	[1]		13,984,625	[1]	7,238,767	[1]	8,211,256	[2]	7,238,767	[2]
Diluted net loss per share	$ (0.25)			$ (0.12)			$ (0.64)		$ (0.26)		$ (2.8)		$ (0.63)

[1]	Retrospectively restated to give effect to the reverse recapitalization
[2]	Retroactively restated to give effect to the reverse recapitalization